UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-10333

BlackRock Florida Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Florida Municipal Income Trust (BBF)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—152.5%
			Florida—131.9%
NR	$ 1,000		Ave Maria Stewardship Cmnty. Dev. Dist., Pub. Impvts. SA, 4.80%, 11/01/12	No Opt. Call	$1,003,470
AA	7,705		Beacon Tradeport Cmnty. Dev. Dist. SA, Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	8,321,862
A	2,000		Boynton Beach, Hsg. RB, Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,101,260
AAA	5,550	[3]	Brd. of Ed., Sch. Impvts. Misc. GO, Ser. A, 5.125%, 6/01/10	N/A	5,832,217
AAA	2,800		Cap. Projs. Fin. Auth., Univ. & Coll. Impvts. RB, Cap. Projs. Loan Prog., Ser. F-1, 5.00%,
			10/01/31, MBIA	08/11 @ 102	2,900,492
AAA	4,000		City of Jacksonville, Pub. Impvts. Sales Tax RB, 5.00%, 10/01/26, MBIA	10/11 @ 100	4,123,840
AAA	2,770	[4]	City of Melbourne, Wtr. Util. Impvts. RB, Zero Coupon, 10/01/21, FGIC	ETM	1,501,340
			City of Tampa,
AA	5,500		Univ. & Coll. Impvts. RB, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,847,160
AA	4,000		Wtr. RB, Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,141,280
AAA	2,750		Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	2,757,288
NR	1,750		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A,
			6.00%, 7/01/25	07/15 @ 100	1,806,683
			Cnty. of Miami-Dade,
AAA	2,595		Misc. Taxes SO, Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,367,435
AAA	9,700		Recreational Fac. Impvts. Misc. Tax SO, Ser. B, Zero Coupon, 10/01/33, MBIA	04/08 @ 25.056	2,302,780
AAA	25,000		Recreational Fac. Impvts. Misc. Tax SO, Ser. C, Zero Coupon, 10/01/28, MBIA	04/08 @ 32.99	7,817,750
AAA	6,000		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	6,112,860
AAA	1,000		Cnty. of St. Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	10/15 @ 100	1,049,550
AAA	799		Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%,
			7/01/20, AMBAC	No Opt. Call	825,756
NR	500		Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	501,065
BBB+	1,500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	06/16 @ 100	1,570,890
NR	1,660		Heritage Harbour South Cmnty. Dev. Dist., Pub. Impvt. SA, Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,794,991
			Highlands Cnty. Hlth. Facs. Auth.,
A+	1,500		Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Bolingbrook Hlth. Sys. Proj.,
			5.125%, 11/15/32	11/16 @ 100	1,561,410
A+	6,500	[3]	Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., Ser. A, 6.00%,
			11/15/11	N/A	7,159,555
BBB+	1,450		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%,
			10/01/23	10/12 @ 100	1,528,387
AA	7,500		Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic
			Jacksonville Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	7,982,625
A+	1,600		Jacksonville Hlth. Facs. Auth., Hosp. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	1,639,344
			JEA,
Aa2	2,000	[3]	Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 10/01/07	N/A	2,024,440
AAA	5,000		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	5,069,500
NR5	1,625		Laguna Lakes Cmnty. Dev. Dist., Spl. Assmt. RB, Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,748,549
BBB-	1,430	[6]	Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for
			Retirement Proj., 5.00%, 11/15/32	11/16 @ 100	1,432,088
BB+	3,000		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
			Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,396,990
AAA	1,000		Miami-Dade Cnty. Expwy. Auth., Hwy. Tolls RB, 5.125%, 7/01/25, FGIC	07/11 @ 101	1,049,300
NR	1,500		New River Cmnty. Dev. Dist., Cap. Impvt. SA, Ser. B, 5.00%, 5/01/13	No Opt. Call	1,487,355
			Northern Palm Beach Cnty. Impvt. Dist., Wtr. Util. Spl. Assemt. RB, Wtr. Ctrl. & Impvt.
			Unit Dev. 43 Proj.,
NR	1,515		6.10%, 8/01/21	08/11 @ 101	1,595,431
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,644,655
			Orange Cnty. Hlth. Facs. Auth., Misc. RB, Orlando Lutheran Towers Proj.,
NR	655		5.375%, 7/01/20	07/15 @ 100	657,168
NR	600		5.70%, 7/01/26	07/15 @ 100	615,360
AAA	2,500		Palm Beach Cnty. Sch. Brd., Lease Approp. COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,604,800
NR	600		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	No Opt. Call	602,508
AAA	750		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36,
			AMBAC	10/16 @ 100	788,093
AA-	12,000		South Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Baptist Hlth. Proj.,
			5.25%, 11/15/33	02/13 @ 100	12,532,800
AAA	1,500[3]		St. Petersburg, Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.00%, 10/01/09, FSA	N/A	1,561,830

BlackRock Florida Municipal Income Trust (BBF) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Florida—(cont'd)
NR	$ 2,740		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%,
			10/01/32, AMT	10/09 @ 100	$2,854,806
			Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA,
NR	3,250		Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,437,232
NR5	1,510		Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,630,272
AAA	1,795		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	1,873,585
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Embry Riddle Aero. Proj., Ser. A,
			5.75%, 10/15/29	10/09 @ 101	2,076,960
					136,235,012
			Puerto Rico—20.6%
BBB	6,000		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	6,296,820
			Comnwlth., Pub. Impvt. Fuel Sales Tax GO,
AAA	2,520	[3]	Ser. A, 5.125%, 7/01/11	N/A	2,661,851
BBB	4,980		Ser. A, 5.125%, 7/01/31	07/11 @ 100	5,125,316
			Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB,
Aaa	4,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	4,218,200
Aaa	3,000	[3]	Ser. E, 5.75%, 2/01/07	N/A	3,000,000
					21,302,187
			Total Long-Term Investments (cost $149,448,619)		157,537,199
			SHORT-TERM INVESTMENTS—3.0%
			Florida—0.5%
VMIG1	500	[7]	Gulf Coast Univ. Fin. Corp., Univ. & Coll. Impvts. RB, 3.61%, 2/01/07, FRWD	N/A	500,000
	Shares
	(000)
			Money Market Fund—2.5%
NR	2,600		AIM Tax Free Cash Reserve Portfolio - Institutional Class	N/A	2,600,000
			Total Short-Term Investments (cost $3,100,000)		3,100,000
			Total Investments —155.5% (cost $152,548,6198)		$160,637,199
			Other assets in excess of liabilities —0.2%		227,911
			Preferred shares at redemption value, including dividends payable —(55.7)%		(57,555,597)
			Net Assets Applicable to Common Shareholders—100%		$103,309,513

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4	Security is collateralized by Municipal or U.S. Treasury obligations.
5	Security is deemed to be of investment grade quality by the investment advisor.
6	Illiquid security. As of January 31, 2007, the Trust held 1.4% of its net assets, with a current market value of $1,432,088, in these securities.
7

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2007.

8

Cost for federal income tax purposes is $152,548,498. The net unrealized appreciation on a tax basis is $8,088,701, consisting of $8,210,997 gross unrealized appreciation and $122,296 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
AMT	— Subject to Alternative Minimum Tax	RAA	— Radian Asset Assurance
COP	— Certificate of Participation	RB	— Revenue Bond
ETM	— Escrowed to Maturity	SA	— Special Assessment
FGIC	— Financial Guaranty Insurance Co.	SO	— Special Obligation
FRWD	— Floating Rate Weekly Demand	XLCA	— XL Capital Assurance
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Municipal Income Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007